Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Other Comprehensive Income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 62,942	$ (230)	$ (53,312)	$ 9,400
Balance (in Shares) at Dec. 31, 2022	146,471,680
Share-based compensation		1,859			1,859
Share-based compensation (in Shares)	3,462,487
Issuance of shares and warrants, net		11,257			11,257
Issuance of shares and warrants, net (in Shares)	101,821,880
Other comprehensive loss			230		230
Net loss				(16,864)	(16,864)
Balance at Dec. 31, 2023		76,058		(70,176)	5,882
Balance (in Shares) at Dec. 31, 2023	251,756,047
Share-based compensation		377			377
Share-based compensation (in Shares)	8,317,863
Issuance of shares and warrants, net		324			324
Issuance of shares and warrants, net (in Shares)	17,875,400
Issuance and exercise of warrants, net		5,985			5,985
Issuance and exercise of warrants, net (in Shares)	71,654,449
Other comprehensive loss
Net loss				(8,521)	(8,521)
Balance at Dec. 31, 2024		82,744		(78,697)	$ 4,047
Balance (in Shares) at Dec. 31, 2024	349,603,759				349,603,759
Share-based compensation		589			$ 589
Share-based compensation (in Shares)	510,404,300
Issuance of shares according to the ATMOA		160			160
Issuance of shares according to the ATMOA (in Shares)	17,467,200
Loan conversion to shares		897			897
Loan conversion to shares (in Shares)	64,092,000
Shares issued as consideration in business combination, net		956			956
Shares issued as consideration in business combination, net (in Shares)	633,860,000
Issuance of shares and warrants, net		7,719			7,719
Issuance of shares and warrants, net (in Shares)	1,484,077,900
Issuance and exercise of warrants, net		1,278			1,278
Issuance and exercise of warrants, net (in Shares)	2,379,331,500
Other comprehensive loss
Net loss				(11,247)	(11,247)
Balance at Dec. 31, 2025		$ 94,343		$ (89,944)	$ 4,399
Balance (in Shares) at Dec. 31, 2025	5,438,836,659				5,438,836,659